Notes on the consolidated statements of operations (Details 19) - Spark Networks Inc - 2017 Virtual stock option plan following merger	Dec. 31, 2017 EUR (€) Share	Dec. 31, 2016 EUR (€) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 10.62	€ 0
Number of Options | Share	908,608	0
Dec-21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 10.62
Number of Options | Share	908,608